Warrants, Options, Equity Incentive Plan and Stock Issuances (Details 7) (USD $)	6 Months Ended	12 Months Ended
	Jul. 12, 2011	Dec. 31, 2013
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		30,000
Expected Term	3 years
11/20/12 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		120
Stock Price on Measurement Date		$ 10.00
Exercise Price		$ 10.00
Expected Term		10 years
Expected Volatility		166.00%
Dividend Yield		0.00%
Risk Free Rate		1.66%
01/01/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		3,000
Stock Price on Measurement Date		$ 9.50
Exercise Price		$ 11.00
Expected Term		10 years
Expected Volatility		164.00%
Dividend Yield		0.00%
Risk Free Rate		2.00%
01/07/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		7,000
Stock Price on Measurement Date		$ 10.00
Exercise Price		$ 10.00
Expected Term		10 years
Expected Volatility		166.00%
Dividend Yield		0.00%
Risk Free Rate		1.92%
01/07/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		40,000
Stock Price on Measurement Date		$ 10.00
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		166.00%
Dividend Yield		0.00%
Risk Free Rate		1.92%
02/07/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		100,000
Stock Price on Measurement Date		$ 10.00
Exercise Price		$ 17.50
Expected Term		10 years
Expected Volatility		164.00%
Dividend Yield		0.00%
Risk Free Rate		1.99%
02/07/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		9,000
Stock Price on Measurement Date		$ 10.00
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		164.00%
Dividend Yield		0.00%
Risk Free Rate		1.99%
02/08/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		5,000
Stock Price on Measurement Date		$ 9.50
Exercise Price		$ 10.00
Expected Term		10 years
Expected Volatility		164.00%
Dividend Yield		0.00%
Risk Free Rate		2.00%
02/28/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		2,000
Stock Price on Measurement Date		$ 10.00
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		158.00%
Dividend Yield		0.00%
Risk Free Rate		1.89%
04/01/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		3,000
Stock Price on Measurement Date		$ 7.00
Exercise Price		$ 7.00
Expected Term		10 years
Expected Volatility		160.00%
Dividend Yield		0.00%
Risk Free Rate		1.86%
05/06/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		8,000
Stock Price on Measurement Date		$ 6.00
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		161.00%
Dividend Yield		0.00%
Risk Free Rate		1.80%
05/20/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		200
Stock Price on Measurement Date		$ 6.00
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		161.00%
Dividend Yield		0.00%
Risk Free Rate		1.97%
05/21/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		4,000
Stock Price on Measurement Date		$ 6.00
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		161.00%
Dividend Yield		0.00%
Risk Free Rate		1.94%
05/24/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		100
Stock Price on Measurement Date		$ 6.50
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		160.00%
Dividend Yield		0.00%
Risk Free Rate		2.01%
06/10/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		2,000
Stock Price on Measurement Date		$ 8.00
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		160.00%
Dividend Yield		0.00%
Risk Free Rate		2.22%
07/01/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		3,000
Stock Price on Measurement Date		$ 9.50
Exercise Price		$ 9.50
Expected Term		10 years
Expected Volatility		159.00%
Dividend Yield		0.00%
Risk Free Rate		2.50%
08/21/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		4,400
Stock Price on Measurement Date		$ 8.50
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		157.00%
Dividend Yield		0.00%
Risk Free Rate		2.87%
10/01/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		3,000
Stock Price on Measurement Date		$ 6.00
Exercise Price		$ 6.00
Expected Term		10 years
Expected Volatility		155.00%
Dividend Yield		0.00%
Risk Free Rate		2.66%
11/26/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		2,500
Stock Price on Measurement Date		$ 7.50
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		154.00%
Dividend Yield		0.00%
Risk Free Rate		2.71%
12/20/13 [Member]
Assumption used to value directors and advisory board option using Black-Scholes option mode
Number of Options/Warrants		6,000
Stock Price on Measurement Date		$ 7.50
Exercise Price		$ 12.50
Expected Term		10 years
Expected Volatility		152.00%
Dividend Yield		0.00%
Risk Free Rate		2.89%